Fair Value Measurements - Level 3 financial liabilities (Details) - Level 3 $ in Millions	4 Months Ended
Sep. 30, 2022 USD ($)
Non-employee Earnout Shares
Fair Value Measurements
Balance at the beginning	$ 100
Change in fair value	(10)
Balance at the end	90
Private warrants
Fair Value Measurements
Balance at the beginning	21
Change in fair value	(2)
Transferred to level 2	$ (19)